CONVERTIBLE NOTES (Tables)	12 Months Ended
Mar. 31, 2021
CONVERTIBLE NOTES
Schedule of convertible notes

	March 31,	March 31,
	2020	2021
	RMB	RMB

2020 Notes	345,939	—
2021 Notes	36,595	—
2024 Notes	1,679,130	1,614,040
Less: debt issuance cost	(7,085)	—
	2,054,579	1,614,040